DERIVATIVES AND HEDGING	12 Months Ended
Oct. 26, 2014
DERIVATIVES AND HEDGING
DERIVATIVES AND HEDGING

Note M

Derivatives and Hedging

The Company uses hedging programs to manage price risk associated with commodity purchases. These programs utilize futures contracts and swaps to manage the Company’s exposure to price fluctuations in the commodities markets. The Company has determined that its programs which are designated as hedges are highly effective in offsetting the changes in fair value or cash flows generated by the items hedged.

Cash Flow Hedges: The Company currently utilizes corn futures to offset price fluctuations in the Company’s future direct grain purchases, and has historically entered into various swaps to hedge the purchases of grain and natural gas at certain plant locations. The financial instruments are designated and accounted for as cash flow hedges, and the Company measures the effectiveness of the hedges at least quarterly. Effective gains or losses related to these cash flow hedges are reported in accumulated other comprehensive loss (AOCL) and reclassified into earnings, through cost of products sold, in the period or periods in which the hedged transactions affect earnings. Any gains or losses related to hedge ineffectiveness are recognized in the current period cost of products sold. The Company typically does not hedge its grain or natural gas exposure beyond the next two upcoming fiscal years. As of October 26, 2014, and October 27, 2013, the Company had the following outstanding commodity futures contracts that were entered into to hedge forecasted purchases:

Volume
Commodity	October 26, 2014	October 27, 2013
Corn	18.3 million bushels	14.7 million bushels

As of October 26, 2014, the Company has included in AOCL hedging losses of $14.8 million (before tax) relating to its positions, compared to losses of $9.0 million (before tax) as of October 27, 2013. The Company expects to recognize the majority of these losses over the next 12 months.

Fair Value Hedges: The Company utilizes futures to minimize the price risk assumed when fixed forward priced contracts are offered to the Company’s commodity suppliers. The intent of the program is to make the forward priced commodities cost nearly the same as cash market purchases at the date of delivery. The futures contracts are designated and accounted for as fair value hedges, and the Company measures the effectiveness of the hedges at least quarterly. Changes in the fair value of the futures contracts, along with the gain or loss on the hedged purchase commitment, are marked-to-market through earnings and are recorded on the Consolidated Statement of Financial Position as a current asset and liability, respectively. Effective gains or losses related to these fair value hedges are recognized through cost of products sold in the period or periods in which the hedged transactions affect earnings. Any gains or losses related to hedge ineffectiveness are recognized in the current period cost of products sold. As of October 26, 2014, and October 27, 2013, the Company had the following outstanding commodity futures contracts designated as fair value hedges:

Volume
Commodity	October 26, 2014	October 27, 2013
Corn	8.0 million bushels	5.8 million bushels
Lean hogs	0.7 million cwt	1.4 million cwt

Other Derivatives: During fiscal years 2014 and 2013, the Company held certain futures and options contract positions as part of a merchandising program and to manage the Company’s exposure to fluctuations in commodity markets and foreign currencies. The Company did not apply hedge accounting to these positions. All foreign exchange contracts were closed as of the end of fiscal year 2013.

During fiscal year 2013, the Company dedesignated its corn futures contracts held for its hog operations that were previously designated as cash flow hedges, as these contracts were no longer highly effective. Hedge accounting is no longer being applied to these contracts, and gains or losses occurring after the date of dedesignation have been recognized in earnings as incurred.

As of October 26, 2014, and October 27, 2013, the Company had the following outstanding futures and options contracts related to these programs:

Volume
Commodity	October 26, 2014	October 27, 2013
Corn	2.9 million bushels	1.7 million bushels

Fair Values: The fair values of the Company’s derivative instruments as of October 26, 2014, and October 27, 2013, were as follows:

		Fair Value(1)
	Location on Consolidated	October 26,	October 27,
(in thousands)	Statements of Financial Position	2014	2013
Asset Derivatives:
Derivatives Designated as Hedges:
Commodity contracts	Other current assets	$ (7,124)	$ (17,947)
Derivatives Not Designated as Hedges:
Commodity contracts	Other current assets	(938)	(1,757)
Total Asset Derivatives		$ (8,062)	$ (19,704)

  (1)Amounts represent the gross fair value of derivative assets and liabilities. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The amount or timing of cash collateral balances may impact the classification of the derivative in the Consolidated Statement of Financial Position. See Note N for a discussion of these net amounts as reported in the Consolidated Statements of Financial Position.

Derivative Gains and Losses: Gains or losses (before tax, in thousands) related to the Company’s derivative instruments for the fiscal year ended October 26, 2014, and October 27, 2013, were as follows:

	Gain/(Loss) Recognized			Gain/(Loss) Reclassified		Gain/(Loss) Recognized
	in AOCL			from AOCL into Earnings		in Earnings
	(Effective Portion)(1)			(Effective Portion)(1)		(Ineffective Portion)(2) (4)
	Fiscal Year Ended			Fiscal Year Ended		Fiscal Year Ended
	October 26,	October 27,	Location on Consolidated	October 26,	October 27,	October 26,	October 27,
Cash Flow Hedges:	2014	2013	Statement of Operations	2014	2013	2014	2013
Commodity contracts	$ (16,701)	$ (18,329)	Cost of products sold	$ (10,925)	$ 5,871	$ 193	$ (5,272)

		Gain/(Loss)		Gain/(Loss)
		Recognized in Earnings		Recognized in Earnings
		(Effective Portion)(3)		(Ineffective Portion)(2) (5)
		Fiscal Year Ended		Fiscal Year Ended
	Location on Consolidated	October 26,	October 27,	October 26,	October 27,
Fair Value Hedges:	Statement of Operations	2014	2013	2014	2013
Commodity contracts	Cost of products sold	$ (21,608)	$ 6,067	$ 322	$ 3,560

Gain/(Loss)
Recognized in Earnings
Fiscal Year Ended
Derivatives Not	Location on Consolidated	October 26,	October 27,
Designated as Hedges:	Statement of Operations	2014	2013
Commodity contracts	Cost of products sold	$ (2,083)	$ (2,227)
Foreign exchange contracts	Interest and investment
	income (loss)	$ –	$ 244

(1)	Amounts represent gains or losses in AOCL before tax. See Note B for the after tax impact of these gains or losses on net earnings.

(2)

There were no gains or losses excluded from the assessment of hedge effectiveness during the fiscal year. Fiscal year 2013 includes the mark-to-market impact on certain Jennie-O Turkey Store corn futures contracts which resulted from a temporary suspension of hedge accounting due to market volatility.

(3)

Amounts represent losses on commodity contracts designated as fair value hedges that were closed during the fiscal year, which were offset by a corresponding gain on the underlying hedged purchase commitment. Additional gains or losses related to changes in the fair value of open commodity contracts, along with the offsetting gain or loss on the hedged purchase commitment, are also marked-to-market through earnings with no impact on a net basis.

(4)	There were no gains or losses resulting from the discontinuance of cash flow hedges during the fiscal year.

(5)	There were no gains or losses recognized as a result of a hedged firm commitment no longer qualifying as a fair value hedge during the fiscal year.